Related party transactions (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

The following table summarizes the Company’s related party transactions for the period:

	Three	Three	Nine	Nine
	months	months	months	months
	ended	ended	ended	ended
	May 31,	May 31,	May 31,	May 31,
	2023	2022	2023	2022
	$	$	$	$
Research and Development
Mac Engineering, SASU	22,418	134,962	150,113	455,331

Office salaries and benefits
Montana Strategies Inc.	—	14,488	23,733	48,616

The Company leases its Boisbriand premises from California Electric Boat Company Inc. As at May 31, 2023, the right-of-use assets and lease liabilities related to those leases amount to $2,120,495 and $1,523,233 respectively [August 31, 2022 – $889,866 and $971,399 respectively] [notes 6 and 12].

Remuneration of directors and key management of the Company

	Three	Three	Nine	Nine
	months	months	months	months
	ended	ended	ended	ended
	May 31,	May 31,	May 31,	May 31,
	2023	2022	2023	2022
	$	$	$	$
Wages	731,195	664,573	1,880,567	1,905,467
Share-based payments	580,239	328,994	647,965	2,426,874
	1,311,434	993,567	2,528,532	4,332,341

The amounts due to and from related parties are as follows:

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	17,404	16,736

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	6,375	16,000
Patrick Bobby	4,616	12,308
Kulwant Sandher	3,022	8,062
Xavier Montagne	3,110	8,292
	17,123	44,662

The following table summarizes the Company’s related party transactions for the year:

	2022	2021	2020
	$	$	$
Revenues
Sales of boats
EB Rental Ltd. [prior to June 3, 2021]	—	84,149	101,684
Patrick Bobby		—	11,000
Sale of parts and boat maintenance
EB Rental Ltd. [prior to June 3, 2021]	—	40,310	79,696

Other
EB Rental Ltd. [prior to June 3, 2021]	—	—	2,500
7858078 Canada Inc. [prior to June 3, 2021]	—	—	6,074

Expenses
Cost of sales
EB Rental Ltd. [prior to June 3, 2021]	—	11,444	16,865

Research and Development
9335-1427 Quebec Inc.	—	75,020	—
Mac Engineering, SASU	666,178	176,500	—

Travel and entertainment
EB Rental Ltd. [prior to June 3, 2021]	—	8,926	—

Advertising and promotion
EB Rental Ltd. [prior to June 3, 2021]	—	11,245	—

Rent expense
EB Rental Ltd. [prior to June 3, 2021]	—	—	65,934

Office salaries and benefits
Montana Strategies Inc.	62,462	—	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. with a right-of-use assets as at August 31, 2022 of $889,866 [August 31, 2021 – $1,132,556] and lease liability of $971,399 [August 31, 2021 – $1,177,867] [notes 9 and 15].

Remuneration of directors and key management of the Company

	2022	2021	2020
	$	$	$
Wages	2,324,770	1,299,402	308,868
Share-based payments – capital stock	—	—	572,110
Share-based payments – stock options	2,560,031	6,081,900	259,410
	4,884,801	7,381,302	1,140,388

At the end of the year, the amounts due to and from related parties are as follows:

	2022	2021
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	16,736	185,407

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	16,000	74,157
Patrick Bobby	12,308	11,092
Kulwant Sandher	8,062	7,054
Xavier Montagne	8,292	—
Mac Engineering, SASU	—	29,957
	44,662	122,260